                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               ----------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Technology Crossover Management IV, L.L.C.
Address: c/o Technology Crossover Ventures
         528 Ramona Street
         Palo Alto, CA 94301

Form 13F File Number: 28-10060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Carla S. Newell
Title: Attorney-in-Fact
Phone: 650-614-8200

Signature, Place, and Date of Signing:


/s/ Carla S. Newell                     Palo Alto, California   January 18, 2007
-------------------------------------   ---------------------   ----------------
[Signature]                                 [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

[ ] 13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    Form 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             None

Form 13F Information Table Entry Total:           7

Form 13F Information Table Value Total:    $699,052
                                         (thousands)

       COLUMN 1         COLUMN 2   COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
----------------------------------------------------------------------------------------------------------------------------
                        TITLE OF               VALUE     SHRS OR   SH/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
    NAME OF ISSUER        CLASS     CUSIP    (X$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE     SHARED  NONE
----------------------------------------------------------------------------------------------------------------------------
Altiris, Inc.           Common    02148M100    77,887   3,068,827   SH        Sole                   3,068,827     0      0
Amdocs Limited          Common    G02602103     2,894      74,671   SH        Sole                      74,671     0      0
eLoyalty Corp.          Common    290151109    13,989     746,068   SH        Sole                     746,068     0      0
Inphonic, Inc.          Common    45772G105    15,164   1,367,362   SH        Sole                   1,367,362     0      0
Netflix, Inc.           Common    64110L106   272,104  10,522,187   SH        Sole                  10,522,187     0      0
Redback Networks, Inc.  Common    84856M209   248,402   9,959,993   SH        Sole                   9,959,993     0      0
Techwell, Inc.          Common     8784D101    68,612   4,272,200   SH        Sole                   4,272,200     0      0
                                             --------
   TOTAL                                     $699,052